Property plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment
Property, Plant And Equipment
	Lands and buildings	Electric power facilities and other equipment	Wind turbines	Gas turbines	Construction in progress	Other	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
Cost

01-01-2021	28,837,418	205,604,344	68,215,112	7,506,390	60,877,646	11,713,736	382,754,646
Additions	9,775	-	-	2,821	9,878,338	233,789	10,124,723
Transfers	158,899	48,935,898	21,811	-	(48,352,045)	16,454	781,017	(2)
Disposals	-	(695,493)	-	-	-	(226,973)	(922,466)
12-31-2021	29,006,092	253,844,749	68,236,923	7,509,211	22,403,939	11,737,006	392,737,920

Additions	11,642,183	3,623	-	-	1,013,291	240,108	12,899,205	(3)
Transfers	41,367	1,021,869	-	-	(1,075,321)	7,357	(4,728	)(1)
Disposals	-	(967,340)	-	-	-	(53,373)	(1,020,713)
12-31-2022	40,689,642	253,902,901	68,236,923	7,509,211	22,341,909	11,931,098	404,611,684
	Lands and buildings	Electric power facilities and other equipment	Wind turbines	Gas turbines	Construction in progress	Other	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
Depreciation and impairment

01-01-2021	4,277,863	121,019,605	4,461,923	4,374,474	6,981,113	8,811,750	149,926,728
Depreciation for the year	841,884	10,141,748	3,433,088	-	-	460,887	14,877,607
Disposals and impairment	1,302,566	7,371,089	-	-	3,902,050	(128,815)	12,446,890
12-31-2021	6,422,313	138,532,442	7,895,011	4,374,474	10,883,163	9,143,822	177,251,225

Depreciation for the year	943,647	10,799,992	3,437,282	-	-	309,583	15,490,504
Disposals and impairment	1,186,379	6,312,391	6,316,392	-	-	140,040	13,955,202
12-31-2022	8,552,339	155,644,825	17,648,685	4,374,474	10,883,163	9,593,445	206,696,931

Net book value:
12-31-2022	32,137,303	98,258,076	50,588,238	3,134,737	11,458,746	2,337,653	197,914,753
12-31-2021	22,583,779	115,312,307	60,341,912	3,134,737	11,520,776	2,593,184	215,486,695